Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HSBC FUNDS
Entity Central Index Key	0000798290
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
HSBC U.S. Government Money Market Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Government Money Market Fund
Class Name	Class A
Trading Symbol	HGDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042818678?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042818678?t=4
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$24	0.48%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 44,098,845,029
Holdings Count | Holdings	180
Advisory Fees Paid, Amount	$ 17,651,349
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of April 30, 2026
Total Net Assets	$44,098,845,029
# of Portfolio Holdings	180
Net Advisory Fees Paid	$17,651,349

Holdings [Text Block]

What did the Fund invest in?

As of April 30, 2026

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

U.S. Government and Government Agency Obligations	36.5%
U.S. Treasury Obligations	31.4%
Repurchase Agreements	23.6%
Investment Companies	8.5%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042818678?t=4
HSBC U.S. Government Money Market Fund - I Shares
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Government Money Market Fund
Class Name	Class I
Trading Symbol	HGIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us40428x1072?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us40428x1072?t=4
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$7	0.13%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[2]
Net Assets	$ 44,098,845,029
Holdings Count | Holdings	180
Advisory Fees Paid, Amount	$ 17,651,349
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of April 30, 2026
Total Net Assets	$44,098,845,029
# of Portfolio Holdings	180
Net Advisory Fees Paid	$17,651,349

Holdings [Text Block]

What did the Fund invest in?

As of April 30, 2026

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

U.S. Government and Government Agency Obligations	36.5%
U.S. Treasury Obligations	31.4%
Repurchase Agreements	23.6%
Investment Companies	8.5%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us40428x1072?t=4
HSBC U.S. Government Money Market Fund - Intermediary Class
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Government Money Market Fund
Class Name	Intermediary
Trading Symbol	HGGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4804?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4804?t=4
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Intermediary	$8	0.16%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[3]
Net Assets	$ 44,098,845,029
Holdings Count | Holdings	180
Advisory Fees Paid, Amount	$ 17,651,349
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of April 30, 2026
Total Net Assets	$44,098,845,029
# of Portfolio Holdings	180
Net Advisory Fees Paid	$17,651,349

Holdings [Text Block]

What did the Fund invest in?

As of April 30, 2026

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

U.S. Government and Government Agency Obligations	36.5%
U.S. Treasury Obligations	31.4%
Repurchase Agreements	23.6%
Investment Companies	8.5%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4804?t=4
HSBC U.S. Government Money Market Fund - Intermediary Service Class
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Government Money Market Fund
Class Name	Intermediary Service
Trading Symbol	HGFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4721?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4721?t=4
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Intermediary Service	$9	0.18%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[4]
Net Assets	$ 44,098,845,029
Holdings Count | Holdings	180
Advisory Fees Paid, Amount	$ 17,651,349
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of April 30, 2026
Total Net Assets	$44,098,845,029
# of Portfolio Holdings	180
Net Advisory Fees Paid	$17,651,349

Holdings [Text Block]

What did the Fund invest in?

As of April 30, 2026

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

U.S. Government and Government Agency Obligations	36.5%
U.S. Treasury Obligations	31.4%
Repurchase Agreements	23.6%
Investment Companies	8.5%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4721?t=4
HSBC U.S. Government Money Market Fund - Class P
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Government Money Market Fund
Class Name	Class P
Trading Symbol	HGPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v3574?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v3574?t=4
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class P	$9	0.18%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[5]
Net Assets	$ 44,098,845,029
Holdings Count | Holdings	180
Advisory Fees Paid, Amount	$ 17,651,349
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of April 30, 2026
Total Net Assets	$44,098,845,029
# of Portfolio Holdings	180
Net Advisory Fees Paid	$17,651,349

Holdings [Text Block]

What did the Fund invest in?

As of April 30, 2026

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

U.S. Government and Government Agency Obligations	36.5%
U.S. Treasury Obligations	31.4%
Repurchase Agreements	23.6%
Investment Companies	8.5%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v3574?t=4
HSBC U.S. Government Money Market Fund - Y Shares
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Government Money Market Fund
Class Name	Class Y
Trading Symbol	RGYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812226?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812226?t=4
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$12	0.23%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[6]
Net Assets	$ 44,098,845,029
Holdings Count | Holdings	180
Advisory Fees Paid, Amount	$ 17,651,349
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of April 30, 2026
Total Net Assets	$44,098,845,029
# of Portfolio Holdings	180
Net Advisory Fees Paid	$17,651,349

Holdings [Text Block]

What did the Fund invest in?

As of April 30, 2026

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

U.S. Government and Government Agency Obligations	36.5%
U.S. Treasury Obligations	31.4%
Repurchase Agreements	23.6%
Investment Companies	8.5%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812226?t=4
HSBC U.S. Treasury Money Market Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Treasury Money Market Fund
Class Name	Class A
Trading Symbol	HTDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812978?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812978?t=4
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$25	0.50%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[7]
Net Assets	$ 7,426,096,679
Holdings Count | Holdings	87
Advisory Fees Paid, Amount	$ 1,527,987
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of April 30, 2026
Total Net Assets	$7,426,096,679
# of Portfolio Holdings	87
Net Advisory Fees Paid	$1,527,987

Holdings [Text Block]

What did the Fund invest in?

As of April 30, 2026

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

U.S. Treasury Obligations	100.0%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812978?t=4
HSBC U.S. Treasury Money Market Fund - I Shares
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Treasury Money Market Fund
Class Name	Class I
Trading Symbol	HBIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us40428x2062?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us40428x2062?t=4
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$7	0.14%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[8]
Net Assets	$ 7,426,096,679
Holdings Count | Holdings	87
Advisory Fees Paid, Amount	$ 1,527,987
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of April 30, 2026
Total Net Assets	$7,426,096,679
# of Portfolio Holdings	87
Net Advisory Fees Paid	$1,527,987

Holdings [Text Block]

What did the Fund invest in?

As of April 30, 2026

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

U.S. Treasury Obligations	100.0%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us40428x2062?t=4
HSBC U.S. Treasury Money Market Fund - Intermediary Class
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Treasury Money Market Fund
Class Name	Intermediary
Trading Symbol	HTGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4648?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4648?t=4
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Intermediary	$8	0.16%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[9]
Net Assets	$ 7,426,096,679
Holdings Count | Holdings	87
Advisory Fees Paid, Amount	$ 1,527,987
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of April 30, 2026
Total Net Assets	$7,426,096,679
# of Portfolio Holdings	87
Net Advisory Fees Paid	$1,527,987

Holdings [Text Block]

What did the Fund invest in?

As of April 30, 2026

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

U.S. Treasury Obligations	100.0%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4648?t=4
HSBC U.S. Treasury Money Market Fund - Intermediary Service Class
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Treasury Money Market Fund
Class Name	Intermediary Service
Trading Symbol	HTFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4564?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4564?t=4
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Intermediary Service	$9	0.18%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[10]
Net Assets	$ 7,426,096,679
Holdings Count | Holdings	87
Advisory Fees Paid, Amount	$ 1,527,987
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of April 30, 2026
Total Net Assets	$7,426,096,679
# of Portfolio Holdings	87
Net Advisory Fees Paid	$1,527,987

Holdings [Text Block]

What did the Fund invest in?

As of April 30, 2026

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

U.S. Treasury Obligations	100.0%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4564?t=4
HSBC U.S. Treasury Money Market Fund - Class P
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Treasury Money Market Fund
Class Name	Class P
Trading Symbol	HTPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v3400?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v3400?t=4
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class P	$9	0.18%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[11]
Net Assets	$ 7,426,096,679
Holdings Count | Holdings	87
Advisory Fees Paid, Amount	$ 1,527,987
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of April 30, 2026
Total Net Assets	$7,426,096,679
# of Portfolio Holdings	87
Net Advisory Fees Paid	$1,527,987

Holdings [Text Block]

What did the Fund invest in?

As of April 30, 2026

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

U.S. Treasury Obligations	100.0%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v3400?t=4
HSBC U.S. Treasury Money Market Fund - Y Shares
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Treasury Money Market Fund
Class Name	Class Y
Trading Symbol	HTYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812895?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812895?t=4
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$13	0.25%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[12]
Net Assets	$ 7,426,096,679
Holdings Count | Holdings	87
Advisory Fees Paid, Amount	$ 1,527,987
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of April 30, 2026
Total Net Assets	$7,426,096,679
# of Portfolio Holdings	87
Net Advisory Fees Paid	$1,527,987

Holdings [Text Block]

What did the Fund invest in?

As of April 30, 2026

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

U.S. Treasury Obligations	100.0%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812895?t=4

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[2]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[3]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[4]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[5]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[6]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[7]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[8]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[9]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[10]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[11]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[12]	Costs paid as a percentage of a $10,000 investment is an annualized figure.